RISK MANAGEMENT - Liquidity Risk - Undiscounted cash flows of commitment loans (Details) - Liquidity risk [member] - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	$ 42,857,302	$ 32,968,149
Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	4,805,851	4,185,260
Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	1,366,444	1,488,505
Overdraft facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,064,096	923,257
Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	30,394,487	23,931,872
Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	3,467,198	2,206,924
Other Commitments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	759,226	232,331
Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	39,281,908	31,310,022
Not later than one month [member] | Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	3,775,771	3,370,344
Not later than one month [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	1,203,078	1,431,833
Not later than one month [member] | Overdraft facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,064,096	923,257
Not later than one month [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	28,906,520	23,319,980
Not later than one month [member] | Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	3,332,443	2,032,277
Not later than one month [member] | Other Commitments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans		232,331
Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	1,683,163	840,483
Later than one month and not later than six months [member] | Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	398,955	480,872
Later than one month and not later than six months [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	163,087	56,145
Later than one month and not later than six months [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	986,366	128,819
Later than one month and not later than six months [member] | Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	134,755	174,647
Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	521,124	247,782
Later than six months and not later than one year [member] | Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	420,525	150,640
Later than six months and not later than one year [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	279	527
Later than six months and not later than one year [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	100,320	96,615
Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	1,371,107	569,862
Later than one year [member] | Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	210,600	183,404
Later than one year [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	401,281	$ 386,458
Later than one year [member] | Other Commitments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	$ 759,226